December 8 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Pro-
Conscience Womens Fund series of the Registrant for the six month period ended September 30, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

                               Semi-Annual Report

                            For the Six Months Ended
                               September 30, 1997

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

November 11, 1997

Dear Shareholders:

October 1, 1997 marked the fourth anniversary of the Women's Equity Mutual Fund, the Fund that invests in companies that empower women. The companies in our portfolio are financially sound, provide solid products and services, and have growth potential. They also have management teams which recognize that women are and will increasingly become an influential force in the market. Data and trends tell us that more women will be better educated, will enter the workforce, will start their own companies and will continue to be the primary decision makers as consumers.

As of September 30, 1997 the Fund's annualized average returns are as follows:

                             One                         Three                        From
                            Year                         Year                       Inception

WEMF                       26.77%                       15.50%                       13.27%

The stock market has enjoyed the effects of a steady economic growth rate, low inflation, and rising corporate earnings over the last three years. During the last couple of months, we have seen extreme volatility as a result of currency devaluations and fluctuations in Asia. The true impact of these developments will probably be reflected in 1998 when U.S. corporate profits may be affected.

Our portfolio will continue to be conservatively managed with discipline that reflects a more diversified portfolio as compared to the Standard & Poor 500 companies in terms of industries, capitalization size, and geographic location. Low turn-over rate remains important to the portfolio as well.

We thank our shareholders for your support and welcome your comments and suggestions. We will be sending out a questionnaire to all our shareholders at the beginning of the new year. We ask for your cooperation in completing the questionnaire so that we can implement an effective marketing campaign in 1998.

Sincerely yours,

/s/
Linda C.Y. Pei
President

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 94.8%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Consumer Durables: 4.1%
       2,600         Champion Enterprises, Inc.*.............................................             $ 49,725
       2,400         Harley-Davidson, Inc....................................................               70,050
       1,500         Honda Motor, Ltd........................................................              104,625
                                                                                                           -------
                                                                                                           224,400
                                                                                                           -------
                     Consumer Products and Services: 20.8%
       2,000         Avon Products, Inc......................................................              124,000
       2,700         Children's Discovery Centers of America, Inc.*..........................               20,925
       2,200         Coca-Cola Company.......................................................              134,063
       1,800         Colgate Palmolive Company...............................................              125,437
       2,900         Costco Companies, Inc.*.................................................              109,112
       1,700         Cyanotech Corp.*........................................................                9,775
       2,733         Dollar General Corp.....................................................               93,093
       1,300         Gillette Company........................................................              112,206
       1,900         Kimberly-Clark Corp.....................................................               92,981
       2,400         May Department Stores Company...........................................              130,800
       1,000         McDonald's Corp.........................................................               47,625
       2,500         Odwalla, Inc.*..........................................................               24,375
       4,200         Richfood Holdings, Inc..................................................              108,938
                                                                                                           -------
                                                                                                         1,133,330
                                                                                                         ---------
                     Energy and Resources: 2.7%
         900         Amoco Corp..............................................................               86,737
       1,850         Calenergy Company, Inc.*................................................               61,512
                                                                                                            ------
                                                                                                           148,249
                                                                                                           -------
                     Financial Services: 16.4%
         862         American International Group, Inc.......................................               88,947
       1,740         BankBoston Corp.........................................................              153,881
       2,400         BankAmerica Corp........................................................              175,950
       2,800         Federal National Mortgage Association...................................              131,600
       2,625         Norwest Corp............................................................              160,781
       4,000         Unum Corp...............................................................              182,500
                                                                                                           -------
                                                                                                           893,659
                                                                                                           -------
See accompanying Notes to Financial Statements.

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Health Care: 12.2%
       1,075         Boston Scientific Corp.*................................................             $ 59,326
       2,700         Invacare Corp...........................................................               63,450
       1,900         Johnson & Johnson.......................................................              109,488
       2,900         Medtronic, Inc..........................................................              136,300
       1,200         Merck & Company, Inc....................................................              119,925
       5,500         Quidel Corp.*...........................................................               27,156
       2,900         Schering-Plough Corp....................................................              149,350
                                                                                                           -------
                                                                                                           664,995
                                                                                                           -------
                     Industrial Materials: 3.7%
       2,600         Praxair, Inc............................................................              133,088
       2,000         Sonoco Products Company.................................................               67,875
                                                                                                            ------
                                                                                                           200,963
                                                                                                           -------
                     Media and Publishing: 2.6%
       1,050         Scholastic Corp.*.......................................................               41,475
       1,200         Walt Disney Company.....................................................               96,750
                                                                                                            ------
                                                                                                           138,225
                                                                                                           -------
                     Producer Products: 5.7%
       3,750         Baldor Electric Company.................................................              114,141
       3,250         Illinois Tool Works, Inc................................................              162,500
       1,200         Wolverine Tube, Inc.*...................................................               37,650
                                                                                                            ------
                                                                                                           314,291
                                                                                                           -------
                     Technology: 16.6%
       2,200         ADC Telecommunications, Inc.*...........................................               71,500
       1,300         Automatic Data Processing, Inc..........................................               65,000
       1,500         Cisco Systems, Inc.*....................................................              109,594
       1,400         Computer Associates International, Inc..................................              100,538
       1,200         Hewlett Packard, Inc....................................................               83,475
       1,300         Intel Corp..............................................................              120,006
       1,200         Microsoft Corp.*........................................................              158,775
       1,250         Sanmina Corp.*..........................................................              108,203
       1,050         Xerox Corp..............................................................               88,397
                                                                                                            ------
                                                                                                           905,488
                                                                                                           -------
See accompanying Notes to Financial Statements.

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Telecommunications - Equipment: 4.3%
         900         Ameritech Corp..........................................................             $ 59,850
       1,500         Century Telephone Enterprises, Inc......................................               66,000
       1,300         Lucent Technologies, Inc................................................              105,788
                                                                                                           -------
                                                                                                           231,638
                                                                                                           -------
                     Transportation: 1.1%
       1,800         Southwest Airlines Company..............................................               57,488
                                                                                                            ------

                     Utilities: 4.6%
       2,100         BellSouth Corp..........................................................               97,125
       2,500         SBC Communications, Inc.................................................              153,438
                                                                                                           -------
                                                                                                           250,563
                                                                                                           -------
                     Total Common Stocks (cost $3,648,531)...................................            5,163,289
                                                                                                         ---------


Principal Amount     REPURCHASE AGREEMENT: 5.2%
------------------------------------------------------------------------------------------------------------------------------------
    $286,000         Star Bank Repurchase Agreement, 5.45%, dated 9/30/97,
                     due 10/1/97, collateralized by $285,000 GNMA (value of
                     collateral $292,123) (cost $286,000)....................................              286,000
                                                                                                           -------

                     Total Investment in Securities (cost $3,934,531+): 100.0%...............            5,449,289
                     Liabilities in excess of Other Assets: 0.0%.............................               (1,780)
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................           $5,447,509
                                                                                                        ==========

*Non-income producing security.

+At September 30, 1997,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                           Gross unrealized appreciation.....................................           $1,592,726
                           Gross unrealized depreciation.....................................              (77,968)
                                                                                                           -------
                                 Net unrealized appreciation................................            $1,514,758
                                                                                                        ==========


See accompanying Notes to Financial Statements.

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $3,934,531)..................................           $5,449,289
      Cash...................................................................................                  673
      Receivables:
            Due from Advisor.................................................................                1,925
            Dividends and interest...........................................................                3,123
            Fund shares sold.................................................................                4,000
      Prepaid expenses.......................................................................                3,486
                                                                                                             -----
                  Total assets ..............................................................            5,462,496
                                                                                                         ---------
LIABILITIES
      Payables:
            Administration fee...............................................................                2,372
            Distribution fees................................................................                3,346
      Accrued expenses ......................................................................                9,269
                                                                                                             -----
                  Total liabilities..........................................................               14,987
                                                                                                            ------


NET ASSETS     ..............................................................................            $5,447,509
                                                                                                         ==========

      Net asset value, offering and redemption price per share
            ($5,447,509/362,034 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $15.05
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $3,881,739
      Accumulated net investment loss........................................................               (6,211)
      Accumulated net realized gain on investments...........................................               57,223
      Net unrealized appreciation on investments.............................................            1,514,758
                                                                                                         ---------
            Net assets ......................................................................           $5,447,509
                                                                                                        ==========


See accompanying Notes to Financial Statements.

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1997
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................             $ 26,752
            Interest.........................................................................                4,602
            Other............................................................................                  682
                                                                                                               ---
                  Total income...............................................................               32,036
                                                                                                            ------
      Expenses
            Advisory fees....................................................................               25,498
            Administration fee...............................................................               15,041
            Custodian and accounting fees....................................................               10,496
            Distribution fees................................................................                6,375
            Audit fee........................................................................                6,017
            Transfer agent fees..............................................................                5,439
            Registration fees ...............................................................                5,025
            Reports to shareholders..........................................................                3,534
            Miscellaneous....................................................................                1,597
            Trustee fees ....................................................................                1,504
            Legal fees.......................................................................                1,495
                                                                                                             -----
                  Total expenses.............................................................               82,021
                  Less, expenses reimbursed/waived...........................................              (43,774)
                                                                                                           -------
                  Net expenses...............................................................               38,247
                                                                                                            ------
                        Net investment loss   ...............................................               (6,211)
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................               59,735
      Net change in unrealized appreciation on investments ..................................            1,029,300
                                                                                                         ---------
                  Net realized and unrealized gain on investments ...........................            1,089,035
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................           $1,082,824
                                                                                                        ==========

See accompanying Notes to Financial Statements.

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended      Year Ended
                                                                               September 30, 1997#  March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss  ..................................................               $ (6,211)           $ (1,834)
Net realized gain from security transactions ..........................                 59,735              75,795
Net change in unrealized appreciation on investments...................              1,029,300             153,825
                                                                                     ---------             -------
      Net increase in net assets resulting from operations ............              1,082,824             227,786
                                                                                     ---------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..................................................                    -0-              (2,977)
                                                                                            -               ------

CAPITAL SHARE TRANSACTIONS
Net (decrease) increase in net assets derived from net change in
   outstanding shares (a) .............................................                (80,095)            911,202
                                                                                       -------             -------
      Total increase in net assets ....................................              1,002,729           1,136,011

NET ASSETS
Beginning of period....................................................              4,444,780           3,308,769
                                                                                     ---------           ---------
End of period ........................................................              $5,447,509          $4,444,780
                                                                                    ==========          ==========

(a) A summary of capital shares transactions is as follows:

                                                              Six Months Ended                  Year Ended
                                                             September 30, 1997#              March 31, 1997
                                                          Shares           Value          Shares          Value
Shares sold ......................................         38,790        $ 541,986        107,417       $1,339,632
Shares issued in reinvestment of distribution.....            -0-              -0-            233            2,810
Shares redeemed ..................................        (44,040)        (622,081)       (35,270)        (431,240)
                                                          -------         --------        -------         --------
Net (decrease) increase...........................         (5,250)       $ (80,095)        72,380        $ 911,202
                                                           ======        =========         ======        =========


#Unaudited.

See accompanying Notes to Financial Statements.

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                        Six Months Ended                                          October 1, 1993*
                                           September               Year Ended March 31,                through
                                            30, 1997#        1997          1996           1995     March 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period......   $12.10         $11.22        $ 9.93         $10.46         $10.00
Income from investment operations:
   Net investment income (loss) ...........    (.01)          (.01)          .01            .36           (.01)
   Net realized and unrealized
      gain (loss) on investments ..........    2.96            .90          1.59           (.28)           .47
                                               ----            ---          ----           ----            ---
Total from investment operations...........    2.95            .89          1.60            .08            .46
                                               ----            ---          ----            ---            ---
Less distributions:
   From net investment income..............     -0-           (.01)        (0.31)          (.02)           -0-
   From net capital gains .................     -0-            -0-           -0-           (.59)           -0-
                                                 -              -             -            ----             -
Total distributions........................     -0-           (.01)        (0.31)          (.61)           -0-
                                                 -            ----         -----           ----             -
Net asset value, end of period ............  $15.05         $12.10        $11.22         $ 9.93         $10.46
                                             ======         ======        ======         ======         ======


Total return ..............................   24.38%          7.92%        16.17%          0.97%          9.23%+


Ratios/supplemental data:
Net assets, end of period (millions).......   $ 5.4          $ 4.4         $ 3.3          $ 1.5          $ 0.6
Ratio of expenses to average net assets:
   Before expense reimbursement and waiver.    3.21%+         4.09%         4.75%          8.69%         21.93%+
   After expense reimbursement and waiver..    1.50%+         1.50%         1.50%          1.50%          1.50%+
Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement and waiver.   (1.96%)+       (2.64%)       (1.97%)        (1.97%)       (20.74%)+
   After expense reimbursement and waiver..   (0.24%)+       (0.05%)        1.28%          5.22%          0.31%+

Portfolio turnover rate ...................    4.62%         51.13%       120.64%        705.88%        139.26%
Average commission rate paid per share++....  $.0490         $.0548           -              -              -

#Unaudited.

*Commencement of operations.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

NOTES TO FINANCIAL STATEMENTS at September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION
      The Pro-Conscience Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

           U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required. The Fund maintains a January 31 tax year end.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of post-October capital losses.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                                 Pro-conscience
                           Women's Equity Mutual Fund
                   Advancing Gender Equality in the Workplace

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
      For the  six  months  ended  September  30,  1997,  Pro-Conscience  Funds,
Incorporated  (the  "Advisor")  provided  the Fund  with  investment  management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. In order to maintain the Fund's operating expenses at 1.50% of average daily net assets, the Advisor has waived a portion of its fee and reimbursed expenses totaling $43,774 for the six months ended September 30, 1997. United States Trust Company of Boston (the"Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

            Under $15 million            $30,000
            $15 to $50  million    0.20% of  average  daily net assets
            $50 to $100  million   0.15% of average daily net assets
            $100 to $150 million   0.10% of average daily net assets
            Over $150 million      0.05% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS
      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended September 30, 1997, the Fund paid fees of $6,375 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES
      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended September 30, 1997 were $224,214 and $455,476, respectively.

                                     Advisor
                           Pro-Conscience Funds, Inc.
                          625 Market Street, 16th Floor
                         San Francisco, California 94105
                                 (415) 547-9135
                                       --
                                   Distributor
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                       --
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                       --
                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (800) 385-7003
                                       --
                                    Auditors
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19101
                                       --
                                  Legal Counsel
                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                         San Francisco, California 94104


     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.